LONG-TERM DEBT (Summary of Outstanding Warrants) (Details) (Warrants [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Warrants [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted-Average Exercise Price (in Dollars per Share)	$ 0.25	$ 8.28	$ 8.28
Warrants outstanding (in Shares)	8,079	308,197	308,197
Weighted-Average Remaining Contractual Life (Years) (in Duration)	5 months 1 day